DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Trade Receivables (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Current [Abstract]
Commons	$ 2,898,908		$ 2,965,995
Related parties	348,112		36,437
Allowance for doubtful accounts	(132,521)		0
Total	3,114,499		3,002,432	[1]
Non Current [Abstract]
Commons	0		4,511
Related parties	0		0
Allowance for doubtful accounts	0		0
Total	0		4,511	[1]
Allowance for doubtful accounts [Abstract]
Balance at the beginning of the period	0		36,304
Inflation adjustment restatement			(12,909)
Additions	132,521	[2]	0
Applications	0		0
Decreases	0		(23,395)	[2]
Balance at the end of period	132,521		0
UT [Member]
Current [Abstract]
Commons	20,442		225,565
Non Current [Abstract]
Commons	0		0
Natural Gas Transportation [Member]
Current [Abstract]
Commons	1,657,456		1,314,592
Related parties	73,243		14,302
Non Current [Abstract]
Commons	0		0
Related parties	0		0
Production and Commercialization of Liquids [Member]
Current [Abstract]
Commons	1,092,536		1,342,194
Related parties	8,124		0
Non Current [Abstract]
Commons	0		0
Related parties	0		0
Other Services [Member]
Current [Abstract]
Commons	128,474		83,644
Related parties	266,745		22,135
Non Current [Abstract]
Commons	0		4,511
Related parties	$ 0		$ 0

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)
[2]	The total amount is recorded in Selling Expenses